Condensed financial information of the parent company - Condensed Balance Sheet - (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Mar. 12, 2021	Dec. 31, 2020	Dec. 29, 2020	Dec. 10, 2020	Dec. 31, 2019	Dec. 24, 2019	Oct. 15, 2019	Aug. 09, 2018	Jun. 14, 2018	Sep. 26, 2017	Jul. 25, 2017
Statements
Treasury shares	8,508,112	9,365,006
Series Seed Convertible Redeemable Preferred Shares [Member]
Statements
Temporary equity, par or stated value per share													$ 0.06275
Temporary equity, shares issued													85,185,184
Temporary equity, shares outstanding				77,884,154			77,884,154
Series A Convertible Redeemable Preferred Shares
Statements
Temporary equity, par or stated value per share													$ 0.27
Temporary equity, shares issued													37,037,035
Temporary equity, shares outstanding				33,382,717			33,382,717
Series A-1 Convertible Redeemable Preferred Shares
Statements
Temporary equity, par or stated value per share						$ 0.2824					$ 0.2824	$ 0.2824
Temporary equity, shares issued						885,269					6,347,117	69,570,808
Temporary equity, shares outstanding				76,803,194			75,917,925
Series B-1 Convertible Redeemable Preferred Shares
Statements
Temporary equity, par or stated value per share										$ 0.4018
Temporary equity, shares issued										7,467,196
Temporary equity, shares outstanding				7,467,196			7,467,196
Series B-2 Convertible Redeemable Preferred Shares
Statements
Temporary equity, par or stated value per share										$ 0.4727
Temporary equity, shares issued										40,228,492
Temporary equity, shares outstanding				40,228,492			40,228,492
Series C-1 Convertible Redeemable Preferred Shares
Statements
Temporary equity, par or stated value per share									$ 0.9366
Temporary equity, shares issued									57,653,035
Temporary equity, shares outstanding				57,653,035			57,653,035
Series C-2 Convertible Redeemable Preferred Shares
Statements
Temporary equity, shares issued								10,224,598
Temporary equity, shares outstanding				10,224,598			10,224,598
Series D-1 Convertible Redeemable Preferred Shares
Statements
Temporary equity, shares issued					42,329,835	42,329,835
Temporary equity, shares outstanding				42,329,835
Class A ordinary shares
Statements
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	535,052,809	535,052,809
Ordinary shares issued	452,898,177	452,898,177
Ordinary shares outstanding	444,390,065	443,533,171
Class B ordinary shares
Statements
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	73,973,970	73,973,970
Ordinary shares issued	73,973,970	73,973,970	73,973,970
Ordinary shares outstanding	73,973,970	73,973,970	73,973,970
Parent Company
Statements
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	0	0
Ordinary shares issued	0	0
Ordinary shares outstanding	0	0
Treasury shares	8,508,112	9,365,006
Parent Company | Class A ordinary shares
Statements
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Ordinary shares authorized	535,052,809	535,052,809
Ordinary shares issued	452,898,177	452,898,177
Ordinary shares outstanding	444,390,065	443,533,171
Parent Company | Class B ordinary shares
Statements
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Ordinary shares authorized	73,973,970	73,973,970
Ordinary shares issued	73,973,970	73,973,970
Ordinary shares outstanding	73,973,970	73,973,970